Property, Plant and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	$ 350,914	$ 320,051
Less accumulated depreciation	(264,989)	(227,776)
Property and equipment—net	85,925	92,275
Land
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	790	790
Building
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	8,285	7,819
Software
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	109,546	102,259
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	187,056	157,396
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	18,918	19,258
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	20,469	20,215
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	$ 5,850	$ 12,314